Consolidated shareholders’ equity - Summary of Stock Options Outstanding at Each Balance Sheet Date (Details) - Total stock option plans € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) shares € / shares	Dec. 31, 2019 EUR (€) shares € / shares	Dec. 31, 2018 EUR (€) shares € / shares	Dec. 31, 2017 EUR (€) shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning Balance (in shares) | shares	3,822,020	6,849,573	7,889,020
Number of options, Options exercisable (in shares) | shares	1,845,050	2,650,375	5,468,214	5,812,165
Number of options, Options granted (in shares) | shares		220,000	220,000
Number of options, Options exercised (in shares) | shares	(868,655)	(2,816,123)	(1,192,838)
Number of options, Options cancelled (in shares) | shares	(91,305)	(48,005)	(66,609)
Number of options, Options forfeited (in shares) | shares	(282,790)	(383,425)
Number of options, Ending Balance (in shares) | shares	2,579,270	3,822,020	6,849,573	7,889,020
Average exercise price per share, Beginning Balance (in EUR per share) | € / shares	€ 70.58	€ 61.81	€ 60.08
Average exercise price per share, Options exercisable (in EUR per share) | € / shares	74.51	67.14	56.80	€ 52.93
Average exercise price per share, Options granted (in EUR per share) | € / shares		76.71	65.84
Average exercise price per share, Options exercised (in EUR per share) | € / shares	59.20	53.18	50.02
Average exercise price per share, Options cancelled (in EUR per share) | € / shares	87.73	72.84	82.03
Average exercise price per share, Options forfeited (in EUR per share) | € / shares	54.12	44.90
Average exercise price per share, Ending Balance (in EUR per share) | € / shares	€ 75.61	€ 70.58	€ 61.81	€ 60.08
Total, Beginning Balance | €	€ 270	€ 423	€ 474
Total, Options exercisable | €	137	178	311	€ 308
Total, Options granted | €		17	14
Total, Options exercised | €	(52)	(150)	(60)
Total, Options cancelled | €	(8)	(3)	(5)
Total, Options forfeited | €	(15)	(17)
Total, Ending Balance | €	€ 195	€ 270	€ 423	€ 474